                      HARTFORD MONEY MARKET HLS FUND, INC.

                                CLASS IA SHARES
                                PROSPECTUS
                                MAY 1, 2002

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      HARTFORD MONEY MARKET HLS FUND, INC.
                        C/O INDIVIDUAL ANNUITY SERVICES
                                 P.O. BOX 5085
                            HARTFORD, CT 06102-5085
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                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
------------------------------------------------------------

Hartford Money Market HLS Fund, Inc. (the "fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund is a part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance product prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their plan.

The fund offers two classes of shares: Class IA shares and Class IB shares. Only Class IA shares of the fund are being offered in this prospectus. The Class IB shares are offered pursuant to another prospectus. Class IB shares are subject to Rule 12b-1 distribution fees and therefore have higher expenses than the Class IA shares. Information about the fund can be found on the pages following this introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by Hartford Investment Management Company ("HIMCO-Registered Trademark-") as investment sub-adviser. Information regarding HL Advisors and HIMCO is included under "The Investment Manager" and "The Investment Sub-Adviser" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a retail mutual fund that has a name and investment objectives and strategies similar to the fund. The fund does not duplicate this retail fund and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in the fund, please be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                    PAGE
------------------------------------------------------------

A summary of the fund's goals,                Hartford Money Market HLS Fund                          4
strategies, risks, performance and
fees.
                                              The investment manager                                  6
                                              The investment sub-adviser                              6
                                              Management fee                                          6
Further information on the fund.              Purchase and redemption of fund shares                  6
                                              Determination of net asset value                        7
                                              Dividends                                               7
                                              Exchange privileges                                     7
                                              Federal income taxes                                    7
                                              Variable contract owner voting rights                   7
                                              Plan participant voting rights                          7
                                              Performance related information                         7
                                              Distributor, Custodian and Transfer Agent               8
                                              Financial highlights                                    9
                                              Privacy policy                                         10
                                              For more information                           back cover

HARTFORD HLS FUNDS                                                             3

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and
(7) repurchase agreements.

The fund purchases securities that HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially the likelihood of repayment, of the fund's securities. Income risk is the potential for a decline in the fund's income due to falling interest rates. Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92   3.63%
93   2.94%
94   3.95%
95   5.74%
96   5.18%
97   5.31%
98   5.25%
99   4.89%
00   6.10%
01   3.87%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.57% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.55% (4TH QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
Class IA                               3.87%   5.09%    4.69%
60-Day Treasury Bill Index
(reflects no deduction for fees and
expenses)                              3.50%   4.87%    4.57%

INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.
Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

4                                                             HARTFORD HLS FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.45%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

-  Vice President of HIMCO

-  Manager of the fund since May 2002

-  Joined HIMCO in 1993

-  Investment professional since 1995
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                             5

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of the fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets, as of December 31, 2001. HL Advisors had over $48.6 billion in assets under management as of December 31, 2001. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, CT 06070.

THE INVESTMENT SUB-ADVISER

Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2001 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $75.4 billion of assets for various clients. HIMCO is principally located at 55 Farmington Avenue, Hartford, CT 06105.

MANAGEMENT FEE

For the year ended December 31, 2001, the investment management fee and administration fee paid by the fund in the aggregate was 0.45% of net assets. This fee included all investment management and adminstration fees paid to HL Advisors and Hartford Life, respectively.

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans").

The fund offers two different classes of shares -- Class IA and Class IB.
Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of

6                                                             HARTFORD HLS FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of the fund are valued at their amortized cost, which approximates market value.

DIVIDENDS

The fund currently declares dividends on a daily basis and pays them monthly.

Such dividends are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the Hartford HLS Funds' shareholders. In order to minimize such costs, all of the Hartford HLS Funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer from other funds. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the fund's Statement of Additional Information.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. Generally, when a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to

HARTFORD HLS FUNDS                                                             7

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account insurance-related charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

8                                                             HARTFORD HLS FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                              CLASS IA - PERIOD ENDED:
                            12/31/01     12/31/00     12/31/99     12/31/98     12/31/97
                           -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period          $1.000       $1.000       $1.000       $1.000       $1.000
Net investment income
  (loss)                        0.038        0.059        0.070        0.051        0.049
Net realized and
  unrealized gain (loss)
  on investments                0.000        0.000        0.000        0.000        0.000
                           ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                    0.038        0.059        0.070        0.051        0.049
Less distributions:
  Dividends from net
    investment income          (0.038)      (0.059)      (0.070)      (0.051)      (0.049)
  Distributions from net
    realized gain on
    investments                 0.000        0.000        0.000        0.000        0.000
  Return of capital             0.000        0.000        0.000        0.000        0.000
                           ----------   ----------   ----------   ----------   ----------
Total from distributions       (0.038)      (0.059)      (0.070)      (0.051)      (0.049)
                           ----------   ----------   ----------   ----------   ----------
Net increase (decrease)
  in net asset value            0.000        0.000        0.000        0.000        0.000
Net asset value, end of
  period                       $1.000       $1.000       $1.000       $1.000       $1.000
                           ----------   ----------   ----------   ----------   ----------
TOTAL RETURN                    3.87%        6.10%        4.89%        5.25%        5.31%
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)           $1,867,520   $1,242,275   $1,257,436     $872,486     $612,480
Ratio of expenses to
  average net assets            0.48%        0.48%        0.47%        0.45%        0.44%
Ratio of net investment
  income (loss) to
  average net assets            3.58%        5.91%        4.81%        5.12%        5.21%
Portfolio turnover rate            --           --           --           --           --
Current Yield(a)                1.80%        6.20%        5.34%        4.79%        5.36%
Effective Yield(a)              1.82%        6.39%        5.49%        4.90%        5.50%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD HLS FUNDS                                                             9

PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SERVICES
 GROUP, INC. AND ITS AFFILIATES
 (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General
Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial
Services, Inc.

10                                                            HARTFORD HLS FUNDS

FOR MORE INFORMATION
------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the fund is contained in the financial statements and portfolio holdings in the annual and semiannual reports. You will find the auditor's report in the fund's annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Hartford HLS Funds, including the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2001 have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford Money Market HLS Fund, Inc.
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Money Market HLS Fund                                                  811-03662

                      HARTFORD MONEY MARKET HLS FUND, INC.

                                CLASS IB SHARES
                                PROSPECTUS
                                MAY 1, 2002

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      HARTFORD MONEY MARKET HLS FUND, INC.
                        C/O INDIVIDUAL ANNUITY SERVICES
                                 P.O. BOX 5085
                            HARTFORD, CT 06102-5085

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
------------------------------------------------------------

Hartford Money Market HLS Fund, Inc. (the "fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund is a part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance product prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their plan.

The fund offers two classes of shares: Class IA shares and Class IB shares. Only Class IB shares of the fund are being offered in this prospectus. The Class IA shares are offered pursuant to another prospectus. Class IB shares are subject to Rule 12b-1 distribution fees and therefore have higher expenses than the Class IA shares. Information about the fund can be found on the pages following this introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by Hartford Investment Management Company ("HIMCO-Registered Trademark-") as investment sub-adviser. Information regarding HL Advisors and HIMCO is included under "The Investment Manager" and "The Investment Sub-Adviser" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a retail mutual fund that has a name and investment objectives and strategies similar to the fund. The fund does not duplicate this retail fund and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                    PAGE
------------------------------------------------------------

A summary of the fund's goals,                Hartford Money Market HLS Fund                          4
strategies, risks, performance and
fees.

                                              The investment manager                                  6
                                              The investment sub-adviser                              6
                                              Management fee                                          6
Further information on the fund.              Purchase and redemption of fund shares                  6
                                              Distribution plan                                       7
                                              Determination of net asset value                        7
                                              Dividends                                               7
                                              Exchange privileges                                     7
                                              Federal income taxes                                    8
                                              Variable contract owner voting rights                   8
                                              Plan participant voting rights                          8
                                              Performance related information                         8
                                              Distributor, Custodian and Transfer Agent               8
                                              Financial highlights                                    9
                                              Privacy policy                                         10
                                              For more information                           back cover

HARTFORD HLS FUNDS                                                             3

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and
(7) repurchase agreements.

The fund purchases securities that HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially the likelihood of repayment, of the fund's securities. Income risk is the potential for a decline in the fund's income due to falling interest rates. Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for the periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92   3.38%
93   2.68%
94   3.71%
95   5.47%
96   4.92%
97   5.07%
98   5.05%
99   4.71%
00   5.91%
01   3.68%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.52% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.50% (4TH QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
Class IB(1)                            3.68%   4.88%    4.45%
60-day Treasury Bill Index
(reflects no deduction for fees or
expenses)                              3.50%   4.87%    4.57%

(1)Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.
Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

4                                                             HARTFORD HLS FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.45%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.73%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $75
  Year 3                                            $234
  Year 5                                            $407
  Year 10                                           $909

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

-  Vice President of HIMCO

-  Manager of the fund since May 2002

-  Joined HIMCO in 1993

-  Investment professional since 1995
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                             5

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of the fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets, as of December 31, 2001. HL Advisors had over $48.6 billion in assets under management as of December 31, 2001. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, CT 06070.

THE INVESTMENT SUB-ADVISER

Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2001 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $75.4 billion of assets for various clients. HIMCO is principally located at 55 Farmington Avenue, Hartford, CT 06105.

MANAGEMENT FEE

For the year ended December 31, 2001, the investment management fee and administration fee paid by the fund in the aggregate was 0.45% of net assets. This fee included all investment management and administration fees paid to HL Advisors and Hartford Life, respectively.

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans").

The fund offers two different classes of shares -- Class IA and Class IB.
Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is

6                                                             HARTFORD HLS FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

The fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares (the "Distribution Plan"). Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make payments monthly to the Distributor, which may be used to pay or reimburse entities, including insurance company affiliates of the adviser, providing distribution and shareholder servicing with respect to Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares;
(d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund;
(e) training sales personnel regarding the Class IB shares of the fund;
(f) compensation to financial intermediaries and third-party broker-dealers; and
(g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of the fund are valued at their amortized cost, which approximates market value.

DIVIDENDS

The fund currently declares dividends on a daily basis and pays them monthly.

Such dividends are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the Hartford HLS Funds' shareholders. In order to minimize such costs, all of the Hartford HLS Funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the

HARTFORD HLS FUNDS                                                             7

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer from other funds. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the fund's Statement of Additional Information.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. Generally, when a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account insurance-related charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

8                                                             HARTFORD HLS FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                             CLASS IB - PERIOD ENDED:
                                                                         4/1/98-
                                 12/31/01     12/31/00     12/31/99    12/31/98(a)
                                -----------  -----------  -----------  -----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period                            $1.000       $1.000       $1.000       $1.000
Net investment income (loss)         0.036        0.058        0.068        0.037
Net realized and unrealized
  gain (loss) on investments         0.000        0.000        0.000        0.000
                                ----------   ----------   ----------   ----------
Total from investment
  operations                         0.036        0.058        0.068        0.037
Less distributions:
  Dividends from net
    investment income               (0.036)      (0.058)      (0.068)      (0.037)
  Distributions from net
    realized gain on
    investments                      0.000        0.000        0.000        0.000
  Return of capital                  0.000        0.000        0.000        0.000
                                ----------   ----------   ----------   ----------
Total from distributions            (0.036)      (0.058)      (0.068)      (0.037)
                                ----------   ----------   ----------   ----------
Net increase (decrease) in net
  asset value                        0.000        0.000        0.000        0.000
Net asset value, end of period      $1.000       $1.000       $1.000       $1.000
                                ----------   ----------   ----------   ----------
TOTAL RETURN                         3.68%        5.91%        4.71%      3.76%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $152,129      $36,270       $8,804       $2,179
Ratio of expenses to average
  net assets                       0.66%(d)     0.66%(d)     0.65%(d)   0.64%(c,d)
Ratio of net investment income
  (loss) to average net assets       3.40%        5.73%        4.63%      4.81%(c)
Portfolio turnover rate                 --           --           --           --
Current Yield(e)                     1.62%        6.01%        5.16%        4.61%
Effective Yield(e)                   1.64%        6.20%        5.30%        4.71%

(a)  Class IB shares were first offered on April 1, 1998.
(b)  Not annualized.
(c)  Annualized.
(d) During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.

HARTFORD HLS FUNDS                                                             9

PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SERVICES
 GROUP, INC. AND ITS AFFILIATES
 (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General
Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial
Services, Inc.

10                                                            HARTFORD HLS FUNDS

FOR MORE INFORMATION
------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the fund is contained in the financial statements and portfolio holdings in the annual and semiannual reports. You will find the auditor's report in the fund's annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Hartford HLS Funds, including the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2001 have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford Money Market HLS Fund, Inc.
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Money Market HLS Fund                                                  811-03662